SCHEDULE OF INCOME TAX (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Loss before income taxes	$ 22,981,079	$ 13,877,473
Canadian statutory rates	27.00%	27.00%
Expected income tax recovery	$ 6,204,900	$ 3,725,300
Impact of different foreign statutory tax rates	(28,500)
Non-deductible items	(1,300,900)	(99,400)
Share issue costs	779,600	779,600
Adjustments to prior years provision versus statutory tax returns	650,500	258,200
Change in deferred tax asset not recognized	(6,305,600)	(4,663,700)
Income tax